Fair value of financial instruments - Summary of Convertible Notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Convertible notes, Beginning Balance	$ 324,395	$ 323,528
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	4,586	867
Convertible notes, Ending Balance	$ 328,981	$ 324,395